Allowances for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Summary of Changes in the Allowances for Loan Losses
11.1 Changes in allowances for credit losses of loans measured at amortized cost for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	278,380	￦	224,905	￦	208,037	￦	215,069	￦	290,310	￦	451,607	￦	209,651	￦	266,183	￦	263,874
Transfer between stages:
Transfer to 12-month expected credit losses		123,666		(121,970)		(1,696)		119,723		(111,708)		(8,015)		48,959		(47,611)		(1,348)
Transfer to lifetime expected credit losses		(91,410)		182,076		(90,666)		(56,655)		146,690		(90,035)		(25,227)		26,379		(1,152)
Impairment		(3,301)		(131,852)		135,153		(3,365)		(48,773)		52,138		(2,273)		(13,657)		15,930
Write-offs		—		(5)		(460,734)		—		(1)		(321,583)		—		—		(502,275)
Sales		(1,561)		(99)		(1,131)		(8)		—		(21,069)		—		—		—
Provision (reversal) for credit losses 1,2		49,459		78,413		428,220		(2,059)		113,335		180,162		(26,042)		2,925		496,162
Business combination		50,664		9,545		53,532		99,824		24,303		668,426		89		—		4,409
Others (exchange differences, etc.)		(2,092)		(435)		(5,010)		(3,747)		(3,219)		(19,570)		—		—		(13,481)

Ending 3	￦	403,805	￦	240,578	￦	265,705	￦	368,782	￦	410,937	￦	892,061	￦	205,157	￦	234,219	￦	262,119

	2021
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	403,805	￦	240,578	￦	265,705	￦	368,782	￦	410,937	￦	892,061	￦	205,157	￦	234,219	￦	262,119
Transfer between stages:
Transfer to 12-month expected credit losses		125,634		(120,132)		(5,502)		133,798		(71,772)		(62,026)		45,938		(44,858)		(1,080)
Transfer to lifetime expected credit losses		(97,040)		115,427		(18,387)		(71,902)		92,245		(20,343)		(34,208)		35,846		(1,638)
Impairment		(6,312)		(49,244)		55,556		(2,942)		(42,158)		45,100		(2,228)		(12,580)		14,808
Write-offs		—		12		(411,083)		—		(3)		(239,815)		—		—		(440,721)
Sales		(1,112)		(53)		(3,592)		(179)		—		(16,257)		—		—		—
Provision (reversal) for credit losses 1,2		40,616		52,528		397,492		14,299		88,230		338,746		(39,533)		110,022		474,041
Business combination		8,315		2,223		7,194		—		—		1,654		—		—		—
Others (exchange differences, etc.)		77		532		1,758		5,942		675		21,844		42		—		(13,202)

Ending 3	￦	473,983	￦	241,871	￦	289,141	￦	447,798	￦	478,154	￦	960,964	￦	175,168	￦	322,649	￦	294,327

1
Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).

2	Includes ￦ 379,179 million and ￦ 387,860 million of collections from written-off loans for the years ended December 31, 2020 and 2021, respectively.
3
Includes additional allowances of ￦ 43,777 million and ￦ 50,360 million for industries and borrowers which are highly affected by
COVID-19
and ￦ 29,861 million and ￦ 53,490 million due to expanding the scope of the loans subject to lifetime expected credit losses
(non-impaired)
as of December 31, 2020 and 2021, respectively. Includes additional allowances of ￦ 23,325 million due to expanding the scope of the loans subject to individual assessment as of December 31, 2020.

Summary of Changes in the Book Value of Loans at Amortized Cost
11.2 Changes in gross carrying amount of loans for the years ended December 31, 2020 and 2021, are as follows:

	2020
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	316,377,009	￦	23,814,108	￦	1,900,958
Transfer between stages:
Transfer to 12-month expected credit losses		26,751,021		(26,629,210)		(121,811)
Transfer to lifetime expected credit losses (non-impaired)		(33,475,491)		34,603,648		(1,128,157)
Transfer to lifetime expected credit losses (impaired)		(596,861)		(2,287,196)		2,884,057
Write-offs		—		(6)		(1,284,592)
Sales		(4,324,146)		(20,907)		(200,182)
Business combination		7,029,580		570,710		1,711,823
Net increase (decrease) (execution, repayment, and others)		36,757,668		(1,546,945)		(334,731)

Ending	￦	348,518,780	￦	28,504,202	￦	3,427,365

	2021
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	348,518,780	￦	28,504,202	￦	3,427,365
Transfer between stages:
Transfer to 12-month expected credit losses		31,046,440		(30,615,747)		(430,693)
Transfer to lifetime expected credit losses (non-impaired)		(36,815,970)		37,276,737		(460,767)
Transfer to lifetime expected credit losses (impaired)		(668,120)		(1,486,835)		2,154,955
Write-offs		—		9		(1,091,619)
Sales		(2,892,774)		(8,541)		(151,714)
Business combination		116,067		3,924		12,808
Net increase (decrease) (execution, repayment, and others)		46,013,068		(895,012)		27,765

Ending	￦	385,317,491	￦	32,778,737	￦	3,488,100